UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.0%
National Australia Bank Ltd., London, 0.48%, 4/10/13 (a)	$20,000	$20,000,000
Yankee (b) — 34.6%
Bank of Montreal, Chicago:
0.32%, 12/11/12	57,000	57,000,000
0.28%, 12/20/12	10,000	10,000,000
0.47%, 7/17/13 (a)	16,000	16,000,000
Bank of Nova Scotia, Houston (a):
0.34%, 2/11/13	24,000	24,000,000
0.30%, 2/15/13	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.36%, 10/05/12	21,000	21,000,000
Canadian Imperial Bank Of Commerce, NY, 0.34%, 1/02/13 (a)	33,095	33,095,000
Credit Suisse, NY:
0.34%, 9/05/12	22,000	22,000,000
0.33%, 9/14/12	43,000	43,000,000
Mizuho Corporate Bank Ltd., NY, 0.36%, 9/18/12	50,000	50,000,000
National Bank of Canada, NY:
0.35%, 8/27/12	18,000	18,000,000
0.34%, 1/11/13 (a)	50,000	50,000,000
Nordea Bank Finland Plc, NY:
0.28%, 9/18/12	21,500	21,500,000
0.36%, 10/11/12	25,000	25,000,000
Norinchukin Bank, NY:
0.17%, 8/06/12	25,000	25,000,000
0.17%, 8/07/12	38,000	38,000,000
Rabobank Nederland NV, NY:
0.53%, 10/25/12	20,000	20,000,000
0.57%, 3/13/13 (a)	15,000	15,000,000
0.63%, 4/24/13 (a)	18,800	18,800,000
Societe Generale, NY, 0.46%, 9/04/12	32,000	32,000,000
Sumitomo Mitsui Banking Corp., NY:
0.35%, 9/12/12	20,000	20,000,000
0.35%, 9/24/12	35,000	35,000,000
Sumitomo Mitsui Trust & Banking Co. Ltd., NY, 0.37%, 10/10/12	40,000	40,000,000
Westpac Banking Corp., NY, 0.35%, 1/04/13 (a)	21,000	21,000,000
Total Certificates of Deposit – 33.6%		670,395,000

Commercial Paper (c)
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.41%, 11/26/12	22,000	21,970,665
Collateralized CP Co. LLC, 0.33%, 10/10/12	17,000	16,988,936
CRC Funding LLC, 0.46%, 8/20/12	30,000	29,992,333
Deutsche Bank Financial LLC, 0.17%, 8/06/12	40,000	39,998,867

Commercial Paper (c)	Par (000)	Value
Erste Abwicklungsanstalt, 0.45%, 11/07/12	$25,000	$24,969,062
General Electric Capital Corp.:
0.31%, 8/02/12	18,000	17,999,690
0.25%, 10/15/12	21,000	20,988,917
ING (US) Funding LLC:
0.30%, 8/02/12	23,000	22,999,617
0.39%, 9/10/12	17,000	16,992,546
JPMorgan Chase & Co., 0.17%, 8/01/12	35,000	34,999,835
Matchpoint Master Trust:
0.42%, 8/02/12	11,000	10,999,743
0.45%, 8/03/12	22,000	21,999,175
Mont Blanc Capital Corp., 0.43%, 8/09/12	10,000	9,998,925
Nordea North America, Inc.:
0.22%, 8/02/12	15,000	14,999,817
0.26%, 8/13/12	12,000	11,998,895
0.36%, 10/03/12	29,000	28,981,440
NRW.Bank, 0.25%, 8/27/12	10,000	9,998,125
Rabobank USA Financial Corp., 0.57%, 9/17/12	30,000	29,977,200
Solitaire Funding LLC:
0.22%, 8/20/12	17,000	16,997,922
0.23%, 8/28/12	14,500	14,497,406
State Street Corp.:
0.22%, 9/05/12	35,000	34,992,300
0.20%, 9/10/12	40,000	39,990,889
0.30%, 1/11/13	20,000	19,972,667
Westpac Banking Corp., 0.49%, 8/13/12	15,000	14,997,346
Total Commercial Paper – 26.4%		528,302,318

Corporate Notes – 1.7%
JPMorgan Chase Bank NA, 0.53%, 5/17/13 (a)	33,530	33,530,000

Municipal Bonds (d)
California HFA, RB, VRDN, (Fannie Mae LOC, Freddie Mac LOC), Home Mortgage:
Series A, AMT, 0.17%, 8/07/12	8,200	8,200,000
Series B, 0.14%, 8/07/12	12,500	12,500,000
Series F, AMT, 0.16%, 8/07/12	18,100	18,100,000

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JULY 31, 2012	1

Schedule of Investments (continued)	Retirement Reserves Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (d)	Par (000)	Value
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.12%, 8/01/12	$8,000	$8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.16%, 8/07/12	5,500	5,500,000
Jackson County West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC) 0.16%, 8/07/12	17,500	17,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.14%, 8/07/12	9,000	9,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.12%, 8/07/12	8,000	8,000,000
New York City Housing Development Corp., HRB, VRDN, Series A, 155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.17%, 8/07/12	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.18%, 8/07/12	9,000	9,000,000
New York State HFA, RB, VRDN, AMT, (Fannie Mae Liquidity Facility):
125 West 31st Street Housing, 0.17%, 8/07/12	12,000	12,000,000
316 11th Avenue Housing, 0.17%, 8/07/12	20,000	20,000,000
East 39th Street Housing, 0.17%, 8/07/12	15,000	15,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.20%, 8/07/12	9,800	9,800,000
Total Municipal Bonds – 8.5%		169,000,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (c)	20,000	19,999,911
Fannie Mae Variable Rate Notes, 0.28%, 12/20/12 (a)	13,000	12,998,976
Federal Home Loan Bank Discount Notes, 0.16%, 11/02/12 (c)	23,000	22,990,691
Freddie Mac Variable Rate Notes (a):
0.31%, 1/24/13	13,500	13,497,363
0.37%, 9/03/13	50,000	49,988,972

US Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Variable Rate Notes (a) (concluded):
0.19%, 9/13/13	$120,900	$120,817,880
Total US Government Sponsored Agency Obligations – 12.0%		240,293,793

US Treasury Obligations
US Treasury Notes:
0.38%, 8/31/12	50,000	50,009,991
3.88%, 10/31/12	29,000	29,273,335
3.63%, 12/31/12	26,000	26,374,014
2.88%, 1/31/13	34,000	34,459,698
0.63%, 2/28/13	8,100	8,120,327
0.63%, 4/30/13	74,000	74,231,010
0.38%, 6/30/13	6,000	6,007,414
Total US Treasury Obligations – 11.4%		228,475,789

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $31,111,156, collateralized by various US Government Sponsored Agency Obligations, 0.50% - 0.75% due 6/23/15 – 2/06/17, par and fair values of $31,600,000 and $31,734,187, respectively)	31,111	31,111,000
Goldman Sachs & Co., 0.18%, 8/07/12 (Purchased on 7/31/12 to be repurchased at $48,001,680, collateralized by Fannie Mae, 5.50% - 7.50% due 11/01/33 – 10/01/35, par and fair values of $133,356,721 and $49,440,000, respectively)	48,000	48,000,000
Morgan Stanley & Co. Inc., 0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $75,000,396, collateralized by Fannie Mae, 2.63% - 5.00% due 3/01/36 – 4/01/42, par and fair values of $74,813,675 and $77,250,000, respectively)	75,000	75,000,000
Total Repurchase Agreements – 7.7%		154,111,000
Total Investments (Cost - $2,044,107,900*) – 102.3%		2,044,107,900
Liabilities in Excess of Other Assets – (2.3)%		(46,233,114)
Net Assets – 100.0%		$1,997,874,786

* Cost for federal income tax purposes.

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JULY 31, 2012	2

Schedule of Investments (concluded)	Retirement Reserves Money Fund

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Short-Term Securities[1]	—	$2,044,107,900	—	$2,044,107,900

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $365,919 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JULY 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2012